CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF INCOME
Net revenues	$ 19,652	$ 20,272	$ 20,314
Cost of sales	8,296	9,216	9,607
Gross profit	11,356	11,056	10,707
Research and development expenses	1,525	1,488	1,427
Selling and marketing expenses	3,478	3,861	4,080
General and administrative expenses	1,239	1,217	1,239
Impairments restructuring and others	1,131	650	788
Legal Settlements And Loss Contingencies	631	(111)	1,524
Operating income	3,352	3,951	1,649
Financial expenses - net	1,000	313	399
Income before income taxes	2,352	3,638	1,250
Income taxes	634	591	(43)
Share in losses of associated companies - net	121	5	40
Net income	1,597	3,042	1,253
Net income (loss) attributable to non-controlling interests	9	(13)	(16)
Net income attributable to Teva	1,588	3,055	1,269
Accrued dividends on preferred shares.	15
Net income attributable to ordinary shareholders	$ 1,573	$ 3,055	$ 1,269
Weighted average number of shares (in millions):
Basic	855	853	849
Diluted	864	858	850
Earnings per share attributable to ordinary shareholders:
Basic	$ 1.84	$ 3.58	$ 1.49
Diluted	$ 1.82	$ 3.56	$ 1.49